Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net income	$ 13,174	$ 5,453
Successor [Member]
Revenues	151,704
Cost of services	(114,497)
Gross profit	37,207
Selling, general and administrative expense	(13,045)
Amortization	(4,054)
Operating income	20,108
Interest expense, net	(3,930)
Other income (expense), net	(61)
Income before income tax	16,117
Income tax expense	(2,943)
Net income	13,174
Net loss attributable to non-controlling interests
Net income attributable to shareholders	$ 13,174
Weighted average shares outstanding:
Basic	86,893,775
Diluted	86,893,775
Net earnings per share:
Basic	$ 0.15
Diluted	$ 0.15
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues		76,842
Cost of services		(58,172)
Gross profit		18,670
Selling, general and administrative expense		(9,409)
Amortization		(91)
Operating income		9,170
Interest expense, net		(2,825)
Other income (expense), net		91
Income before income tax		6,436
Income tax expense		(983)
Net income		5,453
Net loss attributable to non-controlling interests		(340)
Net income attributable to shareholders		$ 5,793
Weighted average shares outstanding:
Basic		348,457,000
Diluted		370,000,000
Net earnings per share:
Basic		$ 0.02
Diluted		$ 0.02